Private Placement (Details) - Southport Acquisition Corp - USD ($)	Dec. 14, 2021	Jun. 30, 2025	Dec. 31, 2024	Apr. 08, 2024
Private Placement
Share price		$ 9.2	$ 9.2
Class A common stock
Private Placement
Number of shares issuable per warrant (in shares)				1
Exercise price of warrants (in dollars per share)				$ 11.5
Share price		$ 9.2	$ 9.2
Private Placement
Private Placement
Cash held in Trust Account	$ 9,200,000
Share price	$ 10
Private Placement | Class A common stock
Private Placement
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5
Sponsor | Private Placement
Private Placement
Number of warrants issued	11,700,000
Proceeds from sale of Private Placement Warrants	$ 11,700,000
Exercise price of warrants (in dollars per share)	$ 1